Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Principal Funds, Inc.
Entity Central Index Key	0000898745
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000131723
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Class A
Trading Symbol	PBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.94%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.94%	[1]
AssetsNet	$ 8,485,976,000
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	28.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,485,976 Total Number of Portfolio Holdings39 Portfolio Turnover Rate (annualized)28.2%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.07%
Communications	26.86%
Financial	21.79%
Industrial	8.77%
Consumer, Non-cyclical	6.36%
Consumer, Cyclical	2.55%
Basic Materials	0.68%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

FV823SARA-0

C000131724
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Class C
Trading Symbol	PBLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.68%	[2]
AssetsNet	$ 8,485,976,000
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	28.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,485,976 Total Number of Portfolio Holdings39 Portfolio Turnover Rate (annualized)28.2%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.07%
Communications	26.86%
Financial	21.79%
Industrial	8.77%
Consumer, Non-cyclical	6.36%
Consumer, Cyclical	2.55%
Basic Materials	0.68%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

FV823SARC-0

C000193661
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Class J
Trading Symbol	PBCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$36	0.76%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.76%	[3]
AssetsNet	$ 8,485,976,000
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	28.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,485,976 Total Number of Portfolio Holdings39 Portfolio Turnover Rate (annualized)28.2%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.07%
Communications	26.86%
Financial	21.79%
Industrial	8.77%
Consumer, Non-cyclical	6.36%
Consumer, Cyclical	2.55%
Basic Materials	0.68%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

FV823SARJ-0

C000115413
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Institutional
Trading Symbol	PBCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.66%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.66%	[4]
AssetsNet	$ 8,485,976,000
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	28.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,485,976 Total Number of Portfolio Holdings39 Portfolio Turnover Rate (annualized)28.2%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.07%
Communications	26.86%
Financial	21.79%
Industrial	8.77%
Consumer, Non-cyclical	6.36%
Consumer, Cyclical	2.55%
Basic Materials	0.68%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

FV823SARI-0

C000167694
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	R-3
Trading Symbol	PGBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$54	1.14%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.14%	[5]
AssetsNet	$ 8,485,976,000
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	28.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,485,976 Total Number of Portfolio Holdings39 Portfolio Turnover Rate (annualized)28.2%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.07%
Communications	26.86%
Financial	21.79%
Industrial	8.77%
Consumer, Non-cyclical	6.36%
Consumer, Cyclical	2.55%
Basic Materials	0.68%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

FV823SARR3-0

C000167696
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	R-5
Trading Symbol	PGBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$39	0.83%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.83%	[6]
AssetsNet	$ 8,485,976,000
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	28.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,485,976 Total Number of Portfolio Holdings39 Portfolio Turnover Rate (annualized)28.2%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.07%
Communications	26.86%
Financial	21.79%
Industrial	8.77%
Consumer, Non-cyclical	6.36%
Consumer, Cyclical	2.55%
Basic Materials	0.68%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

FV823SARR5-0

C000176331
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	R-6
Trading Symbol	PGBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$27	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.57%	[7]
AssetsNet	$ 8,485,976,000
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	28.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,485,976 Total Number of Portfolio Holdings39 Portfolio Turnover Rate (annualized)28.2%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.07%
Communications	26.86%
Financial	21.79%
Industrial	8.77%
Consumer, Non-cyclical	6.36%
Consumer, Cyclical	2.55%
Basic Materials	0.68%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

FV823SARR6-0

C000085837
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	Class J
Trading Symbol	PBIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[8]
AssetsNet	$ 2,831,002,000
Holdings Count | Holding	4,041
InvestmentCompanyPortfolioTurnover	42.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,831,002 Total Number of Portfolio Holdings4,041 Portfolio Turnover Rate (annualized)42.1%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	71.12%
Bonds	27.17%
Investment Companies	2.89%
Municipal Bonds	0.10%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.35%
Mortgage Securities	25.07%
Financial	7.71%
Consumer, Non-cyclical	4.28%
Money Market Funds	2.42%
Communications	2.31%
Utilities	2.28%
Technology	1.88%
Industrial	1.84%
Energy	1.78%
Consumer, Cyclical	1.30%
Basic Materials	0.49%
Exchange-Traded Funds	0.47%
Revenue Bonds	0.05%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

FV824SARJ-0

C000082026
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	Institutional
Trading Symbol	PNIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[9]
AssetsNet	$ 2,831,002,000
Holdings Count | Holding	4,041
InvestmentCompanyPortfolioTurnover	42.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,831,002 Total Number of Portfolio Holdings4,041 Portfolio Turnover Rate (annualized)42.1%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	71.12%
Bonds	27.17%
Investment Companies	2.89%
Municipal Bonds	0.10%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.35%
Mortgage Securities	25.07%
Financial	7.71%
Consumer, Non-cyclical	4.28%
Money Market Funds	2.42%
Communications	2.31%
Utilities	2.28%
Technology	1.88%
Industrial	1.84%
Energy	1.78%
Consumer, Cyclical	1.30%
Basic Materials	0.49%
Exchange-Traded Funds	0.47%
Revenue Bonds	0.05%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

FV824SARI-0

C000082029
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	R-3
Trading Symbol	PBOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[10]
AssetsNet	$ 2,831,002,000
Holdings Count | Holding	4,041
InvestmentCompanyPortfolioTurnover	42.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,831,002 Total Number of Portfolio Holdings4,041 Portfolio Turnover Rate (annualized)42.1%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	71.12%
Bonds	27.17%
Investment Companies	2.89%
Municipal Bonds	0.10%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.35%
Mortgage Securities	25.07%
Financial	7.71%
Consumer, Non-cyclical	4.28%
Money Market Funds	2.42%
Communications	2.31%
Utilities	2.28%
Technology	1.88%
Industrial	1.84%
Energy	1.78%
Consumer, Cyclical	1.30%
Basic Materials	0.49%
Exchange-Traded Funds	0.47%
Revenue Bonds	0.05%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

FV824SARR3-0

C000082031
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	R-5
Trading Symbol	PBIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[11]
AssetsNet	$ 2,831,002,000
Holdings Count | Holding	4,041
InvestmentCompanyPortfolioTurnover	42.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,831,002 Total Number of Portfolio Holdings4,041 Portfolio Turnover Rate (annualized)42.1%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	71.12%
Bonds	27.17%
Investment Companies	2.89%
Municipal Bonds	0.10%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.35%
Mortgage Securities	25.07%
Financial	7.71%
Consumer, Non-cyclical	4.28%
Money Market Funds	2.42%
Communications	2.31%
Utilities	2.28%
Technology	1.88%
Industrial	1.84%
Energy	1.78%
Consumer, Cyclical	1.30%
Basic Materials	0.49%
Exchange-Traded Funds	0.47%
Revenue Bonds	0.05%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

FV824SARR5-0

C000129138
Shareholder Report [Line Items]
Fund Name	Capital Securities Fund
Class Name	Class S
Trading Symbol	PCSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Securities Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[12]
AssetsNet	$ 955,168,000
Holdings Count | Holding	186
InvestmentCompanyPortfolioTurnover	38.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$955,168 Total Number of Portfolio Holdings186 Portfolio Turnover Rate (annualized)38.2%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	96.85%
Investment Companies	2.82%
Preferred Stocks	1.27%
Other Assets and Liabilities	(0.94)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	80.95%
Energy	7.89%
Utilities	6.88%
Money Market Funds	2.67%
Government	1.54%
Consumer, Non-cyclical	0.74%
Exchange-Traded Funds	0.15%
Communications	0.12%
Other Assets and Liabilities	(0.94)%
Total Net Assets	100.00%

FV828SARS-0

C000085834
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	Class A
Trading Symbol	PRDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%	[13]
AssetsNet	$ 2,661,658,000
Holdings Count | Holding	511
InvestmentCompanyPortfolioTurnover	82.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,661,658 Total Number of Portfolio Holdings511 Portfolio Turnover Rate (annualized)82.9%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	78.71%
Investment Companies	11.24%
U.S. Government & Government Agency Obligations	10.69%
Senior Floating Rate Interests	0.02%
Preferred Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	20.87%
Utilities	17.09%
Energy	14.90%
Basic Materials	11.38%
Government	10.69%
Industrial	10.43%
Exchange-Traded Funds	7.35%
Money Market Funds	3.69%
Consumer, Non-cyclical	3.45%
Consumer, Cyclical	0.41%
Communications	0.20%
Closed-End Funds	0.20%
Technology	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

FV832SARA-0

C000085836
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	Institutional
Trading Symbol	PDRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.83%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[14]
AssetsNet	$ 2,661,658,000
Holdings Count | Holding	511
InvestmentCompanyPortfolioTurnover	82.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,661,658 Total Number of Portfolio Holdings511 Portfolio Turnover Rate (annualized)82.9%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	78.71%
Investment Companies	11.24%
U.S. Government & Government Agency Obligations	10.69%
Senior Floating Rate Interests	0.02%
Preferred Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	20.87%
Utilities	17.09%
Energy	14.90%
Basic Materials	11.38%
Government	10.69%
Industrial	10.43%
Exchange-Traded Funds	7.35%
Money Market Funds	3.69%
Consumer, Non-cyclical	3.45%
Consumer, Cyclical	0.41%
Communications	0.20%
Closed-End Funds	0.20%
Technology	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

FV832SARI-0

C000167692
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	R-3
Trading Symbol	PGDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$74	1.36%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.36%	[15]
AssetsNet	$ 2,661,658,000
Holdings Count | Holding	511
InvestmentCompanyPortfolioTurnover	82.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,661,658 Total Number of Portfolio Holdings511 Portfolio Turnover Rate (annualized)82.9%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	78.71%
Investment Companies	11.24%
U.S. Government & Government Agency Obligations	10.69%
Senior Floating Rate Interests	0.02%
Preferred Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	20.87%
Utilities	17.09%
Energy	14.90%
Basic Materials	11.38%
Government	10.69%
Industrial	10.43%
Exchange-Traded Funds	7.35%
Money Market Funds	3.69%
Consumer, Non-cyclical	3.45%
Consumer, Cyclical	0.41%
Communications	0.20%
Closed-End Funds	0.20%
Technology	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

FV832SARR3-0

C000150253
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	R-6
Trading Symbol	PDARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$43	0.79%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%	[16]
AssetsNet	$ 2,661,658,000
Holdings Count | Holding	511
InvestmentCompanyPortfolioTurnover	82.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,661,658 Total Number of Portfolio Holdings511 Portfolio Turnover Rate (annualized)82.9%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	78.71%
Investment Companies	11.24%
U.S. Government & Government Agency Obligations	10.69%
Senior Floating Rate Interests	0.02%
Preferred Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	20.87%
Utilities	17.09%
Energy	14.90%
Basic Materials	11.38%
Government	10.69%
Industrial	10.43%
Exchange-Traded Funds	7.35%
Money Market Funds	3.69%
Consumer, Non-cyclical	3.45%
Consumer, Cyclical	0.41%
Communications	0.20%
Closed-End Funds	0.20%
Technology	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

FV832SARR6-0

C000261435
Shareholder Report [Line Items]
Fund Name	Global Macro Fund
Class Name	R-6
Trading Symbol	PAFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Macro Fund (the "Fund") for the period of November 14, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$24Footnote Reference*	0.79%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from November 14, 2025, date operations commenced, through February 28, 2026. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Expenses Paid, Amount	$ 24	[17]
Expense Ratio, Percent	0.79%	[18]
Expenses Short Period Footnote [Text Block]	Expenses are for the period from November 14, 2025, date operations commenced, through February 28, 2026. Expenses for the full reporting period would be higher.
AssetsNet	$ 160,215,000
Holdings Count | Holding	136
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$160,215 Total Number of Portfolio Holdings136 Portfolio Turnover Rate (annualized)0.0%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	84.68%
Other Assets and LiabilitiesFootnote Reference*	15.32%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Other LocationsFootnote Reference*	84.68%
Other Assets and LiabilitiesFootnote Reference†	15.32%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

FV960SARR6-0

C000104712
Shareholder Report [Line Items]
Fund Name	Global Multi-Strategy Fund
Class Name	Class A
Trading Symbol	PMSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	1.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.73%	[19]
AssetsNet	$ 527,262,000
Holdings Count | Holding	2,135
InvestmentCompanyPortfolioTurnover	180.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$527,262 Total Number of Portfolio Holdings2,135 Portfolio Turnover Rate (annualized)180.8%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	37.19%
Bonds	29.03%
Investment Companies	25.24%
U.S. Government & Government Agency Obligations	2.02%
Senior Floating Rate Interests	0.56%
Convertible Bonds	0.46%
Preferred Stocks	0.10%
Convertible Preferred Stocks	0.02%
Purchased Options	0.02%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.36%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	36.37%
Japan	6.74%
Canada	2.57%
Cayman Islands	1.84%
United Kingdom	1.65%
Netherlands	1.59%
Mexico	1.21%
Ireland	0.93%
South Africa	0.91%
Romania	0.84%
Israel	0.70%
Switzerland	0.64%
Brazil	0.63%
Germany	0.57%
Supranational	0.57%
Egypt	0.52%
Colombia	0.52%
Australia	0.50%
Peru	0.49%
Hong Kong	0.48%
Other LocationsFootnote Reference*	34.37%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	5.36%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

FV838SARA-0

C000104714
Shareholder Report [Line Items]
Fund Name	Global Multi-Strategy Fund
Class Name	Institutional
Trading Symbol	PSMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$73	1.41%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.41%	[20]
AssetsNet	$ 527,262,000
Holdings Count | Holding	2,135
InvestmentCompanyPortfolioTurnover	180.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$527,262 Total Number of Portfolio Holdings2,135 Portfolio Turnover Rate (annualized)180.8%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	37.19%
Bonds	29.03%
Investment Companies	25.24%
U.S. Government & Government Agency Obligations	2.02%
Senior Floating Rate Interests	0.56%
Convertible Bonds	0.46%
Preferred Stocks	0.10%
Convertible Preferred Stocks	0.02%
Purchased Options	0.02%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.36%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	36.37%
Japan	6.74%
Canada	2.57%
Cayman Islands	1.84%
United Kingdom	1.65%
Netherlands	1.59%
Mexico	1.21%
Ireland	0.93%
South Africa	0.91%
Romania	0.84%
Israel	0.70%
Switzerland	0.64%
Brazil	0.63%
Germany	0.57%
Supranational	0.57%
Egypt	0.52%
Colombia	0.52%
Australia	0.50%
Peru	0.49%
Hong Kong	0.48%
Other LocationsFootnote Reference*	34.37%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	5.36%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

FV838SARI-0

C000190071
Shareholder Report [Line Items]
Fund Name	Global Multi-Strategy Fund
Class Name	R-6
Trading Symbol	PGLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$66	1.28%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%	[21]
AssetsNet	$ 527,262,000
Holdings Count | Holding	2,135
InvestmentCompanyPortfolioTurnover	180.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$527,262 Total Number of Portfolio Holdings2,135 Portfolio Turnover Rate (annualized)180.8%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	37.19%
Bonds	29.03%
Investment Companies	25.24%
U.S. Government & Government Agency Obligations	2.02%
Senior Floating Rate Interests	0.56%
Convertible Bonds	0.46%
Preferred Stocks	0.10%
Convertible Preferred Stocks	0.02%
Purchased Options	0.02%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.36%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	36.37%
Japan	6.74%
Canada	2.57%
Cayman Islands	1.84%
United Kingdom	1.65%
Netherlands	1.59%
Mexico	1.21%
Ireland	0.93%
South Africa	0.91%
Romania	0.84%
Israel	0.70%
Switzerland	0.64%
Brazil	0.63%
Germany	0.57%
Supranational	0.57%
Egypt	0.52%
Colombia	0.52%
Australia	0.50%
Peru	0.49%
Hong Kong	0.48%
Other LocationsFootnote Reference*	34.37%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	5.36%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

FV838SARR6-0

C000237990
Shareholder Report [Line Items]
Fund Name	Global Listed Infrastructure Fund
Class Name	Institutional
Trading Symbol	PGSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Listed Infrastructure Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.65%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[22]
AssetsNet	$ 126,043,000
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	35.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$126,043 Total Number of Portfolio Holdings41 Portfolio Turnover Rate (annualized)35.6%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.42%
Investment Companies	2.18%
Other Assets and Liabilities	(0.60)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	55.18%
Canada	9.72%
United Kingdom	6.92%
Brazil	5.09%
Australia	4.96%
China	3.98%
Spain	2.98%
Belgium	2.70%
France	1.93%
Hong Kong	1.68%
India	1.17%
Indonesia	1.07%
Italy	1.04%
Other LocationsFootnote Reference*	2.18%
Other Assets and Liabilities	(0.60)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

FV944SARI-0

C000082035
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	Institutional
Trading Symbol	PIDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.28%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[23]
AssetsNet	$ 1,407,425,000
Holdings Count | Holding	695
InvestmentCompanyPortfolioTurnover	89.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,407,425 Total Number of Portfolio Holdings695 Portfolio Turnover Rate (annualized)89.1%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	2.18%
Preferred Stocks	0.28%
Other Assets and LiabilitiesFootnote Reference*	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	22.70%
United Kingdom	13.87%
Switzerland	9.86%
France	9.75%
Germany	8.92%
Australia	6.46%
Netherlands	5.34%
Sweden	3.66%
Spain	3.53%
Italy	3.00%
Hong Kong	2.07%
Singapore	1.54%
Denmark	1.52%
Finland	1.13%
Israel	1.01%
Belgium	0.87%
Ireland	0.69%
Norway	0.62%
Austria	0.30%
Luxembourg	0.23%
Other LocationsFootnote Reference*	2.83%
Other Assets and LiabilitiesFootnote Reference†	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

FV845SARI-0

C000082032
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	R-3
Trading Symbol	PIIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$45	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%	[24]
AssetsNet	$ 1,407,425,000
Holdings Count | Holding	695
InvestmentCompanyPortfolioTurnover	89.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,407,425 Total Number of Portfolio Holdings695 Portfolio Turnover Rate (annualized)89.1%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	2.18%
Preferred Stocks	0.28%
Other Assets and LiabilitiesFootnote Reference*	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	22.70%
United Kingdom	13.87%
Switzerland	9.86%
France	9.75%
Germany	8.92%
Australia	6.46%
Netherlands	5.34%
Sweden	3.66%
Spain	3.53%
Italy	3.00%
Hong Kong	2.07%
Singapore	1.54%
Denmark	1.52%
Finland	1.13%
Israel	1.01%
Belgium	0.87%
Ireland	0.69%
Norway	0.62%
Austria	0.30%
Luxembourg	0.23%
Other LocationsFootnote Reference*	2.83%
Other Assets and LiabilitiesFootnote Reference†	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

FV845SARR3-0

C000082034
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	R-5
Trading Symbol	PIIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.53%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%	[25]
AssetsNet	$ 1,407,425,000
Holdings Count | Holding	695
InvestmentCompanyPortfolioTurnover	89.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,407,425 Total Number of Portfolio Holdings695 Portfolio Turnover Rate (annualized)89.1%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	2.18%
Preferred Stocks	0.28%
Other Assets and LiabilitiesFootnote Reference*	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	22.70%
United Kingdom	13.87%
Switzerland	9.86%
France	9.75%
Germany	8.92%
Australia	6.46%
Netherlands	5.34%
Sweden	3.66%
Spain	3.53%
Italy	3.00%
Hong Kong	2.07%
Singapore	1.54%
Denmark	1.52%
Finland	1.13%
Israel	1.01%
Belgium	0.87%
Ireland	0.69%
Norway	0.62%
Austria	0.30%
Luxembourg	0.23%
Other LocationsFootnote Reference*	2.83%
Other Assets and LiabilitiesFootnote Reference†	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

FV845SARR5-0

C000176329
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	R-6
Trading Symbol	PFIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$14	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[26]
AssetsNet	$ 1,407,425,000
Holdings Count | Holding	695
InvestmentCompanyPortfolioTurnover	89.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,407,425 Total Number of Portfolio Holdings695 Portfolio Turnover Rate (annualized)89.1%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	2.18%
Preferred Stocks	0.28%
Other Assets and LiabilitiesFootnote Reference*	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	22.70%
United Kingdom	13.87%
Switzerland	9.86%
France	9.75%
Germany	8.92%
Australia	6.46%
Netherlands	5.34%
Sweden	3.66%
Spain	3.53%
Italy	3.00%
Hong Kong	2.07%
Singapore	1.54%
Denmark	1.52%
Finland	1.13%
Israel	1.01%
Belgium	0.87%
Ireland	0.69%
Norway	0.62%
Austria	0.30%
Luxembourg	0.23%
Other LocationsFootnote Reference*	2.83%
Other Assets and LiabilitiesFootnote Reference†	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

FV845SARR6-0

C000150254
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	Institutional
Trading Symbol	PISMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$58	1.10%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%	[27]
AssetsNet	$ 459,937,000
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	56.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$459,937 Total Number of Portfolio Holdings108 Portfolio Turnover Rate (annualized)56.7%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.45%
Investment Companies	2.64%
Other Assets and Liabilities	(1.09)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	35.71%
Canada	16.37%
United Kingdom	11.83%
Australia	5.29%
Germany	5.08%
France	4.03%
Netherlands	2.95%
Denmark	2.90%
Israel	2.77%
Italy	2.20%
Spain	1.95%
Sweden	1.62%
Portugal	1.07%
Switzerland	1.06%
Singapore	0.97%
Austria	0.97%
Macao	0.90%
Finland	0.78%
Other LocationsFootnote Reference*	2.64%
Other Assets and Liabilities	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

FV847SARI-0

C000176332
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	R-6
Trading Symbol	PFISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$56	1.06%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%	[28]
AssetsNet	$ 459,937,000
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	56.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$459,937 Total Number of Portfolio Holdings108 Portfolio Turnover Rate (annualized)56.7%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.45%
Investment Companies	2.64%
Other Assets and Liabilities	(1.09)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	35.71%
Canada	16.37%
United Kingdom	11.83%
Australia	5.29%
Germany	5.08%
France	4.03%
Netherlands	2.95%
Denmark	2.90%
Israel	2.77%
Italy	2.20%
Spain	1.95%
Sweden	1.62%
Portugal	1.07%
Switzerland	1.06%
Singapore	0.97%
Austria	0.97%
Macao	0.90%
Finland	0.78%
Other LocationsFootnote Reference*	2.64%
Other Assets and Liabilities	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

FV847SARR6-0

C000115414
Shareholder Report [Line Items]
Fund Name	Opportunistic Municipal Fund
Class Name	Class A
Trading Symbol	PMOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.08%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[29]
AssetsNet	$ 186,003,000
Holdings Count | Holding	172
InvestmentCompanyPortfolioTurnover	37.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$186,003 Total Number of Portfolio Holdings172 Portfolio Turnover Rate (annualized)37.3%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Municipal Bonds	106.90%
Investment Companies	0.83%
Common Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*	(7.76)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Table Summary
Top States/Territories	Percent of Net Assets
New York	18.04%
Florida	12.78%
California	10.32%
Alabama	6.72%
Texas	6.67%
Illinois	5.89%
Pennsylvania	4.96%
Wisconsin	4.87%
Utah	4.64%
Georgia	4.42%
Ohio	3.45%
Louisiana	2.78%
Puerto Rico	2.43%
Arkansas	2.25%
Arizona	1.91%
Nevada	1.12%
New Hampshire	1.10%
Virginia	1.02%
Tennessee	0.97%
Connecticut	0.92%
Other StatesFootnote Reference*	10.50%
Other Assets and LiabilitiesFootnote Reference†	(7.76)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

FV885SARA-0

C000153266
Shareholder Report [Line Items]
Fund Name	Opportunistic Municipal Fund
Class Name	Institutional
Trading Symbol	POMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[30]
AssetsNet	$ 186,003,000
Holdings Count | Holding	172
InvestmentCompanyPortfolioTurnover	37.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$186,003 Total Number of Portfolio Holdings172 Portfolio Turnover Rate (annualized)37.3%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Municipal Bonds	106.90%
Investment Companies	0.83%
Common Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*	(7.76)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Table Summary
Top States/Territories	Percent of Net Assets
New York	18.04%
Florida	12.78%
California	10.32%
Alabama	6.72%
Texas	6.67%
Illinois	5.89%
Pennsylvania	4.96%
Wisconsin	4.87%
Utah	4.64%
Georgia	4.42%
Ohio	3.45%
Louisiana	2.78%
Puerto Rico	2.43%
Arkansas	2.25%
Arizona	1.91%
Nevada	1.12%
New Hampshire	1.10%
Virginia	1.02%
Tennessee	0.97%
Connecticut	0.92%
Other StatesFootnote Reference*	10.50%
Other Assets and LiabilitiesFootnote Reference†	(7.76)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

FV885SARI-0

C000101659
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	Class A
Trading Symbol	PMDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.12%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[31]
AssetsNet	$ 1,665,290,000
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	28.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,665,290 Total Number of Portfolio Holdings75 Portfolio Turnover Rate (annualized)28.3%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	2.26%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	25.58%
Industrial	24.33%
Consumer, Non-cyclical	12.50%
Consumer, Cyclical	11.62%
Technology	9.29%
Energy	5.61%
Utilities	5.03%
Basic Materials	2.55%
Money Market Funds	2.26%
Communications	2.05%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

FV898SARA-0

C000115416
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	Class C
Trading Symbol	PMDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.87%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.87%	[32]
AssetsNet	$ 1,665,290,000
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	28.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,665,290 Total Number of Portfolio Holdings75 Portfolio Turnover Rate (annualized)28.3%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	2.26%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	25.58%
Industrial	24.33%
Consumer, Non-cyclical	12.50%
Consumer, Cyclical	11.62%
Technology	9.29%
Energy	5.61%
Utilities	5.03%
Basic Materials	2.55%
Money Market Funds	2.26%
Communications	2.05%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

FV898SARC-0

C000101661
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	Institutional
Trading Symbol	PMDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[33]
AssetsNet	$ 1,665,290,000
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	28.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,665,290 Total Number of Portfolio Holdings75 Portfolio Turnover Rate (annualized)28.3%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	2.26%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	25.58%
Industrial	24.33%
Consumer, Non-cyclical	12.50%
Consumer, Cyclical	11.62%
Technology	9.29%
Energy	5.61%
Utilities	5.03%
Basic Materials	2.55%
Money Market Funds	2.26%
Communications	2.05%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

FV898SARI-0

C000176330
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	R-6
Trading Symbol	PMDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[34]
AssetsNet	$ 1,665,290,000
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	28.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,665,290 Total Number of Portfolio Holdings75 Portfolio Turnover Rate (annualized)28.3%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	2.26%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	25.58%
Industrial	24.33%
Consumer, Non-cyclical	12.50%
Consumer, Cyclical	11.62%
Technology	9.29%
Energy	5.61%
Utilities	5.03%
Basic Materials	2.55%
Money Market Funds	2.26%
Communications	2.05%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

FV898SARR6-0

C000019597
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Class A
Trading Symbol	PPSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[35]
AssetsNet	$ 5,177,627,000
Holdings Count | Holding	321
InvestmentCompanyPortfolioTurnover	50.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,177,627 Total Number of Portfolio Holdings321 Portfolio Turnover Rate (annualized)50.9%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	87.20%
Preferred Stocks	10.56%
Investment Companies	2.83%
Convertible Preferred Stocks	0.06%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	82.42%
Utilities	7.25%
Energy	5.37%
Money Market Funds	2.07%
Communications	1.40%
Government	1.17%
Exchange-Traded Funds	0.76%
Consumer, Non-cyclical	0.21%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

FV887SARA-0

C000038790
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Class C
Trading Symbol	PRFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.82%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.82%	[36]
AssetsNet	$ 5,177,627,000
Holdings Count | Holding	321
InvestmentCompanyPortfolioTurnover	50.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,177,627 Total Number of Portfolio Holdings321 Portfolio Turnover Rate (annualized)50.9%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	87.20%
Preferred Stocks	10.56%
Investment Companies	2.83%
Convertible Preferred Stocks	0.06%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	82.42%
Utilities	7.25%
Energy	5.37%
Money Market Funds	2.07%
Communications	1.40%
Government	1.17%
Exchange-Traded Funds	0.76%
Consumer, Non-cyclical	0.21%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

FV887SARC-0

C000019596
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Class J
Trading Symbol	PPSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[37]
AssetsNet	$ 5,177,627,000
Holdings Count | Holding	321
InvestmentCompanyPortfolioTurnover	50.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,177,627 Total Number of Portfolio Holdings321 Portfolio Turnover Rate (annualized)50.9%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	87.20%
Preferred Stocks	10.56%
Investment Companies	2.83%
Convertible Preferred Stocks	0.06%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	82.42%
Utilities	7.25%
Energy	5.37%
Money Market Funds	2.07%
Communications	1.40%
Government	1.17%
Exchange-Traded Funds	0.76%
Consumer, Non-cyclical	0.21%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

FV887SARJ-0

C000019595
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Institutional
Trading Symbol	PPSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[38]
AssetsNet	$ 5,177,627,000
Holdings Count | Holding	321
InvestmentCompanyPortfolioTurnover	50.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,177,627 Total Number of Portfolio Holdings321 Portfolio Turnover Rate (annualized)50.9%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	87.20%
Preferred Stocks	10.56%
Investment Companies	2.83%
Convertible Preferred Stocks	0.06%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	82.42%
Utilities	7.25%
Energy	5.37%
Money Market Funds	2.07%
Communications	1.40%
Government	1.17%
Exchange-Traded Funds	0.76%
Consumer, Non-cyclical	0.21%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

FV887SARI-0

C000019591
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	R-3
Trading Symbol	PNARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$64	1.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%	[39]
AssetsNet	$ 5,177,627,000
Holdings Count | Holding	321
InvestmentCompanyPortfolioTurnover	50.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,177,627 Total Number of Portfolio Holdings321 Portfolio Turnover Rate (annualized)50.9%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	87.20%
Preferred Stocks	10.56%
Investment Companies	2.83%
Convertible Preferred Stocks	0.06%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	82.42%
Utilities	7.25%
Energy	5.37%
Money Market Funds	2.07%
Communications	1.40%
Government	1.17%
Exchange-Traded Funds	0.76%
Consumer, Non-cyclical	0.21%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

FV887SARR3-0

C000019592
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	R-5
Trading Symbol	PPARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[40]
AssetsNet	$ 5,177,627,000
Holdings Count | Holding	321
InvestmentCompanyPortfolioTurnover	50.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,177,627 Total Number of Portfolio Holdings321 Portfolio Turnover Rate (annualized)50.9%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	87.20%
Preferred Stocks	10.56%
Investment Companies	2.83%
Convertible Preferred Stocks	0.06%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	82.42%
Utilities	7.25%
Energy	5.37%
Money Market Funds	2.07%
Communications	1.40%
Government	1.17%
Exchange-Traded Funds	0.76%
Consumer, Non-cyclical	0.21%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

FV887SARR5-0

C000176328
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	R-6
Trading Symbol	PPREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[41]
AssetsNet	$ 5,177,627,000
Holdings Count | Holding	321
InvestmentCompanyPortfolioTurnover	50.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,177,627 Total Number of Portfolio Holdings321 Portfolio Turnover Rate (annualized)50.9%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	87.20%
Preferred Stocks	10.56%
Investment Companies	2.83%
Convertible Preferred Stocks	0.06%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	82.42%
Utilities	7.25%
Energy	5.37%
Money Market Funds	2.07%
Communications	1.40%
Government	1.17%
Exchange-Traded Funds	0.76%
Consumer, Non-cyclical	0.21%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

FV887SARR6-0

[1]	Computed on an annualized basis.
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[17]	Expenses are for the period from November 14, 2025, date operations commenced, through February 28, 2026. Expenses for the full reporting period would be higher.
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